Financial Instruments - Schedule Of Fair Value Of Other Current And Non Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value	$ 1,163,470	$ 425,138
2028 Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value	365,625	0
2025 Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value	464,313	424,016
Subordinated Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value	282,668	0
Equipment Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument fair value	$ 50,864	$ 1,122